Acquisition of Subsidiaries (Details)	Nov. 11, 2024 USD ($) $ / shares	Oct. 25, 2024 USD ($) $ / shares	Aug. 31, 2025 USD ($)	Nov. 11, 2024 HKD ($)	Oct. 25, 2024 HKD ($)	Aug. 31, 2024 USD ($)
Acquisition of Subsidiaries [Line Items]
Equivalent consideration			$ 3,369,647			$ 2,935,971
Director [Member]
Acquisition of Subsidiaries [Line Items]
Equivalent consideration				$ 1
Independent Third Party [Member]
Acquisition of Subsidiaries [Line Items]
Equivalent consideration					$ 1
Independent Third Party [Member]
Acquisition of Subsidiaries [Line Items]
Effective date of acquisition	Nov. 11, 2024	Oct. 25, 2024
Business combination price per share | $ / shares		$ 0.13
Fair value of consideration
Director of the Group [Member]
Acquisition of Subsidiaries [Line Items]
Business combination price per share | $ / shares	$ 0.13
Fair value of consideration
East Harmony Limited [Member]
Acquisition of Subsidiaries [Line Items]
Percentage of acquiring business					100.00%
Asia Virtue Limited [Member]
Acquisition of Subsidiaries [Line Items]
Percentage of acquiring business				100.00%